Revenue and Contract Balances (Details) - Schedule of revenue by timing of recognition - Leafly Holdings, Inc.[Member] - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Disaggregation of Revenue [Line Items]
Total	$ 20,063	$ 18,096	$ 36,392	$ 30,072
Advertising [Member]
Disaggregation of Revenue [Line Items]
Total	19,973	17,840	36,036	29,763
Other services [Member]
Disaggregation of Revenue [Line Items]
Total	$ 90	$ 256	$ 356	$ 309